Business combination	12 Months Ended
Dec. 31, 2014
Business combination
Business combination

11. Business combination

(1)    Ye Net

        In April 2009, the Group made an investment of approximately RMB15,000,000 in Ye Net to acquire 30% of its equity interest. Ye Net is principally engaged in web game development and operation. The equity interest of the Group in Ye Net was increased to 37.5% in 2010 triggered by certain key performance indicator set in the original agreement with no additional consideration paid. In January 2011, the Group acquired additional 42.5% equity interest of Ye Net triggered by certain key performance indicator set in the original agreement, for a total consideration of RMB3,000,000. The gain recognized on revaluation of the previously held equity method investment in Ye Net was not material.

        As of December 31, 2011, the Group held 80% equity interest in Ye Net. The non-controlling interest was recognized based on its acquisition date fair value, and was subsequently adjusted by attribution of net income or loss and other comprehensive income or loss based on its relative ownership interests in Ye Net.

        In a business combination achieved in stages, the Group re-measured its previously held equity interest in Ye Net at its acquisition-date fair value using the discounted cash flow method. The excess of (i) the total of the value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of previously held equity interest in Ye Net over (ii) the fair value of the identifiable net assets of Ye Net was recorded as goodwill relating to the PRC operating segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management's experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Intangible assets
Completed game	2,860	2.75
IPR&D	2,120	Note 3(13)
Trade name and domain name	1,380	Indefinite
Other identifiable tangible assets and liabilities	19,672

Identifiable net assets acquired (a)	26,032

Cash consideration (b)	3,000
Previously held equity interest on acquisition date (c)	15,170
Non-controlling interest (d)	8,090

Goodwill (b+c+d–a)	228
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	1,591

Goodwill	1,819

        Goodwill primarily represents the expected synergies from combining operations of the Group and Ye Net, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of non-controlling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

        Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

        In July 2012, the Group further entered into a share transfer agreement with the other equity holders of Ye Net, to acquire the remaining 20% equity interest held by the other equity holders for a consideration of approximately RMB4,444,444. The Group holds 100% equity in Ye Net after this transaction. As the Group maintained controlling financial interest before and after the acquisition, such change in ownership interest was accounted for as an equity transaction and no gain or loss shall be recognized. Hence, the difference between the purchase consideration and the carrying amount of the non-controlling interest, amounting to RMB912,252, was recorded in additional paid-in capital of the Group.

(2)    Unknown Worlds

        In August 2011, the Group made an investment of approximately RMB10,803,330 in Unknown Worlds to acquire 40% of its equity interest. Unknown Worlds is principally engaged in game development and operation. In February 2013, the Group acquired additional 20% equity interest of Unknown Worlds for a total consideration of approximately RMB5,098,956. The gain recognized on revaluation of the previously held equity method investment in Unknown Worlds was not material. The Group holds 60% equity in Unknown Worlds after this transaction. As the Group obtained control of Unknown Worlds on the acquisition date, it started to consolidate Unknown Worlds' financial statements thereafter. The non-controlling interest was recognized based on its acquisition date fair value, and was subsequently adjusted by attribution of net income or loss and other comprehensive income or loss based on its relative ownership interests in Unknown Worlds.

        In a business combination achieved in stages, the Group re-measured its previously held equity interest in Unknown Worlds at its acquisition date fair value using the discounted cash flow method. The excess of (i) the total of the value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of previously held equity interest in Unknown Worlds over (ii) the fair value of the identifiable net assets of Unknown Worlds was recorded as goodwill relating to the International operating segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on management's experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Intangible assets
Completed game	7,410	1.9
Other identifiable tangible assets and liabilities	11,941

Identifiable net assets acquired (a)	19,351

Cash consideration (b)	5,099
Previously held equity interest on acquisition date (c)	17,039
Non-controlling interest (d)	12,084

Goodwill (b+c+d–a)	14,871
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	3,444

Goodwill	18,315

        Goodwill primarily represents the expected synergies from combining operations of the Group and Unknown Worlds, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of non-controlling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

        Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

(3)    Wuhu Huitian

        In December 2013, the Group invested approximately RMB255,000,000 to acquire 100% equity interest of Wuhu Huitian, of which RMB153,000,000 was paid upon acquisition. The remaining non-contingent purchase consideration of RMB102,000,000 would be paid in one year from the contract date. Upon consummation of the transaction, Wuhu Huitian became the Group's wholly owned subsidiary. The main purpose of the acquisition is to create synergies and provide better support for the Group's gaming business, and to capture new growth opportunities in the broad spectrum of the future gaming industry. As of December 31, 2014, the Group has paid RMB101,200,000 out of the remaining purchase consideration to the original shareholders of Wuhu Huitian.

        The acquisition had been accounted for as a business combination and the results of operations of Wuhu Huitian from the acquisition date have been included in the Group's consolidated financial statements. The allocation of the purchase price is as follows:

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	6,493
Identifiable intangible assets:
Customer relationships	18,220	3
Non-compete agreements	1,700	3
Trade name, domain name and license	50,700	Indefinite

Identifiable net assets acquired (a)	77,113
Cash consideration paid (b)	153,000
Cash consideration payable (c)	102,000

Goodwill (b)+(c)–(a)	177,887
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	9,088

Goodwill	186,975

        The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill relating to the PRC operating segment. The goodwill is not expected to be deductible for tax purposes. No significant measurement period adjustment has been recorded.

        Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

(4)    Fuzhou Online Game

        In April 2014, the Group entered into an agreement to acquire 100% equity interest of Fuzhou Online Game. Pursuant to the pricing mechanism stipulated in the agreement and a supplemental agreement signed in September 2014, the total consideration for the acquisition amounted to RMB48,248,000, among which RMB17,624,000 is subject to an adjustment based on the fair value of equity of Fuzhou Online Game as of the settlement date prior September 3, 2015 and which is considered as contingent consideration that is recorded at fair value. For the year ended December 31, 2014, the Group has paid cash consideration of RMB25,000,000. As of December 31, 2014, the Group did not expect a material change in the fair value of the equity of Fuzhou Online Game on future settlement date, as a result of which there was no adjustment in the balance of contingent consideration payable for the year ended December 31, 2014.

        As a result of the above transactions, Fuzhou Online Game became the Group's wholly owned subsidiary. Fuzhou Online Game is principally engaged in game portal operation. The main purpose of the acquisition is to create synergies and provide better support for the Group's gaming business, and to capture new growth opportunities in the broad spectrum of the future gaming industry.

        The acquisition had been accounted for as a business combination. The excess of (i) the total consideration over (ii) the fair value of the identifiable net assets of Fuzhou Online Game was recorded as goodwill relating to the PRC operating segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on management's experience with similar assets and liabilities. The purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	14,485
Identifiable intangible assets:
Trade name & domain name	5,300	Indefinite
Non-compete agreements	3,560	5
Customer relationships	3,470	6.5

Identifiable net assets acquired (a)	26,815
Total consideration (b)	48,248

Goodwill (b–a)	21,433
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	3,083

Goodwill	24,516

        Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.